UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336
Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	8/31/2020
Date of reporting period:	2/29/2020

Item 1 – Reports to Stockholders

PGIM JENNISON BLEND FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Blend Fund informative and useful. The report covers performance for the six-month period ended February 29, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Blend Fund

April 15, 2020

PGIM Jennison Blend Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 2/29/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.99	–2.29	5.12	9.00	—
Class B	1.48	–2.34	5.30	8.78	—
Class C	1.42	1.29	5.45	8.79	—
Class Z	2.09	3.65	6.61	9.94	—
Class R6	2.15	3.72	N/A	N/A	5.93 (10/26/17)
Russell 3000® Index
	1.81	6.90	—	—	—
S&P 500 Index
	1.94	8.21	—	—	—

Average Annual Total Returns as of 2/29/20 Since Inception (%)
Class R6 (10/26/17)
Russell 3000 Index	7.54
S&P 500 Index	8.20

* Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

Russell 3000 Index—The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest US companies representing approximately 98% of the investable US equity market. The Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are included.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison Blend Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 2/29/20

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	2.9%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.7%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.4%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.8%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	1.8%
JPMorgan Chase & Co.	Banks	1.6%
Netflix, Inc.	Entertainment	1.5%
Mastercard, Inc. (Class A Stock)	IT Services	1.5%
American Electric Power Co., Inc.	Electric Utilities	1.4%
salesforce.com, Inc.	Software	1.4%

Holdings reflect only long-term Investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Blend Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Blend Fund		Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,019.90	0.96%	$4.82
	Hypothetical	$1,000.00	$1,020.09	0.96%	$4.82
Class B	Actual	$1,000.00	$1,014.80	1.91%	$9.57
	Hypothetical	$1,000.00	$1,015.37	1.91%	$9.57
Class C	Actual	$1,000.00	$1,014.20	2.08%	$10.42
	Hypothetical	$1,000.00	$1,014.52	2.08%	$10.42
Class Z	Actual	$1,000.00	$1,020.90	0.69%	$3.47
	Hypothetical	$1,000.00	$1,021.43	0.69%	$3.47
Class R6	Actual	$1,000.00	$1,021.50	0.68%	$3.42
	Hypothetical	$1,000.00	$1,021.48	0.68%	$3.42

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2020, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 29, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS

Aerospace & Defense 2.4%
Airbus SE (France)	31,998	$3,827,311
Boeing Co. (The)	19,703	5,420,492
Safran SA (France)	40,796	5,628,770
United Technologies Corp.	44,482	5,808,905

		20,685,478

Auto Components 0.2%
Dana, Inc.	63,907	918,982
Stoneridge, Inc.*	30,438	672,680

		1,591,662

Automobiles 1.2%
Tesla, Inc.*	15,094	10,082,641
Winnebago Industries, Inc.	7,414	384,713

		10,467,354

Banks 8.5%
Ameris Bancorp	40,032	1,368,294
Atlantic Union Bankshares Corp.	53,471	1,590,228
Bank of America Corp.	379,152	10,805,832
BankUnited, Inc.	107,931	3,205,551
Brookline Bancorp, Inc.	133,294	1,848,788
Byline Bancorp, Inc.	72,701	1,272,267
Citigroup, Inc.	109,203	6,930,022
East West Bancorp, Inc.	66,551	2,578,186
First Bancorp	71,743	2,302,950
First Financial Bancorp	36,497	751,838
Great Western Bancorp, Inc.	46,480	1,248,918
Hilltop Holdings, Inc.	47,169	982,530
Home BancShares, Inc.	90,881	1,523,166
IBERIABANK Corp.	7,740	465,871
International Bancshares Corp.	41,155	1,403,385
JPMorgan Chase & Co.	118,447	13,752,881
Pacific Premier Bancorp, Inc.	18,563	479,482
Pinnacle Financial Partners, Inc.	69,957	3,682,536
PNC Financial Services Group, Inc. (The)	54,998	6,951,747
Renasant Corp.	56,812	1,609,484
Seacoast Banking Corp. of Florida*	55,554	1,383,295

See Notes to Financial Statements.

PGIM Jennison Blend Fund	9

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Truist Financial Corp.	137,145	$6,327,870
Wintrust Financial Corp.	42,709	2,281,088

		74,746,209

Beverages 0.6%
MGP Ingredients, Inc.(a)	28,876	830,474
PepsiCo, Inc.	34,428	4,545,529

		5,376,003

Biotechnology 1.7%
ACADIA Pharmaceuticals, Inc.*	13,218	564,937
Amicus Therapeutics, Inc.*	255,025	2,434,214
Apellis Pharmaceuticals, Inc.*	32,114	1,111,787
Arena Pharmaceuticals, Inc.*	20,859	930,311
Arrowhead Pharmaceuticals, Inc.*	9,665	341,754
Emergent BioSolutions, Inc.*(a)	31,778	1,864,733
Halozyme Therapeutics, Inc.*	18,510	362,241
Immunomedics, Inc.*	49,941	799,056
Invitae Corp.*(a)	25,798	525,763
Ligand Pharmaceuticals, Inc.*(a)	13,231	1,238,422
Mirati Therapeutics, Inc.*(a)	18,541	1,659,234
Natera, Inc.*	75,546	2,863,571
Puma Biotechnology, Inc.*	22,206	238,826

		14,934,849

Building Products 1.4%
Armstrong World Industries, Inc.	7,887	789,883
Builders FirstSource, Inc.*	43,332	984,070
JELD-WEN Holding, Inc.*	85,234	1,602,399
Johnson Controls International PLC	137,002	5,010,163
PGT Innovations, Inc.*	89,764	1,361,720
Trex Co., Inc.*	14,220	1,360,143
Universal Forest Products, Inc.	17,572	823,424

		11,931,802

Capital Markets 1.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	41,899	1,197,473
Brightsphere Investment Group, Inc.	241,756	2,260,418
Cohen & Steers, Inc.	9,594	601,064
Federated Hermes, Inc.	33,016	952,512
Goldman Sachs Group, Inc. (The)	25,344	5,088,315

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Houlihan Lokey, Inc.	4,401	$225,419
Moelis & Co. (Class A Stock)	52,179	1,667,641
Stifel Financial Corp.	28,281	1,539,618

		13,532,460

Chemicals 1.8%
Ferro Corp.*	97,716	1,135,460
FMC Corp.	55,465	5,163,792
Linde PLC (United Kingdom)	38,532	7,359,997
PolyOne Corp.	79,334	1,964,310

		15,623,559

Commercial Services & Supplies 0.8%
Harsco Corp.*	96,505	1,157,095
Herman Miller, Inc.	21,116	723,012
Knoll, Inc.	53,375	941,535
Mobile Mini, Inc.	115,547	4,505,177

		7,326,819

Construction & Engineering 0.3%
Great Lakes Dredge & Dock Corp.*	256,632	2,489,330

Construction Materials 0.5%
Summit Materials, Inc. (Class A Stock)*	226,674	4,429,210

Consumer Finance 1.0%
Capital One Financial Corp.	58,807	5,190,306
SLM Corp.	347,968	3,608,428

		8,798,734

Diversified Consumer Services 0.1%
K12, Inc.*	28,279	562,187

Diversified Telecommunication Services 1.1%
Bandwidth, Inc. (Class A Stock)*(a)	40,152	2,525,159
Cogent Communications Holdings, Inc.	6,006	438,498
Verizon Communications, Inc.	124,868	6,762,851

		9,726,508

See Notes to Financial Statements.

PGIM Jennison Blend Fund	11

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities 1.6%
ALLETE, Inc.	7,811	$538,881
American Electric Power Co., Inc.	135,764	12,118,295
El Paso Electric Co.	14,120	958,324
Portland General Electric Co.	13,608	740,411

		14,355,911

Electrical Equipment 0.6%
Atkore International Group, Inc.*	25,364	936,185
Emerson Electric Co.	52,340	3,355,518
Generac Holdings, Inc.*	8,701	896,116

		5,187,819

Electronic Equipment, Instruments & Components 0.6%
Anixter International, Inc.*	4,619	450,399
Benchmark Electronics, Inc.	39,557	1,075,159
Itron, Inc.*	6,862	520,414
Methode Electronics, Inc.	36,573	1,121,328
nLight, Inc.*	67,471	1,113,946
Tech Data Corp.*	4,736	674,359
Vishay Intertechnology, Inc.	36,042	673,986

		5,629,591

Energy Equipment & Services 0.5%
Cactus, Inc. (Class A Stock)	68,802	1,878,983
Schlumberger Ltd.	95,516	2,587,528

		4,466,511

Entertainment 2.3%
IMAX Corp.*	87,216	1,358,825
Netflix, Inc.*	36,061	13,307,591
Walt Disney Co. (The)	47,616	5,602,023

		20,268,439

Equity Real Estate Investment Trusts (REITs) 3.4%
American Tower Corp.	18,241	4,137,059
Boston Properties, Inc.	31,824	4,103,386
Columbia Property Trust, Inc.	88,578	1,670,581
CoreCivic, Inc.	62,021	918,531
Cousins Properties, Inc.	57,114	2,038,398
Gaming & Leisure Properties, Inc.	29,267	1,307,357

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
GEO Group, Inc. (The)	36,747	$537,976
Independence Realty Trust, Inc.	281,090	3,727,253
iStar, Inc.	39,282	594,337
Lexington Realty Trust	167,298	1,734,880
LTC Properties, Inc.	23,330	1,045,884
Mack-Cali Realty Corp.	52,764	1,001,461
National Storage Affiliates Trust	43,343	1,462,393
NexPoint Residential Trust, Inc.	16,706	743,417
QTS Realty Trust, Inc. (Class A Stock)	39,252	2,204,785
RPT Realty	36,756	476,358
Summit Hotel Properties, Inc.	179,181	1,661,008
Terreno Realty Corp.	11,461	628,865

		29,993,929

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	19,284	5,421,504
Performance Food Group Co.*	103,465	4,386,916
Walmart, Inc.	87,209	9,390,665

		19,199,085

Food Products 1.7%
Adecoagro SA (Brazil)*	163,057	1,066,393
Conagra Brands, Inc.	132,796	3,544,325
Darling Ingredients, Inc.*	127,993	3,289,420
Mondelez International, Inc. (Class A Stock)(a)	127,365	6,724,872

		14,625,010

Gas Utilities 0.1%
New Jersey Resources Corp.	13,454	475,060
Spire, Inc.	7,535	565,502

		1,040,562

Health Care Equipment & Supplies 2.6%
CONMED Corp.	4,077	385,847
DexCom, Inc.*	17,093	4,717,668
Glaukos Corp.*(a)	35,093	1,543,390
Integra LifeSciences Holdings Corp.*	31,210	1,626,041
Intuitive Surgical, Inc.*	6,220	3,321,231
Novocure Ltd.*	12,876	936,729
Silk Road Medical, Inc.*(a)	25,216	1,004,858

See Notes to Financial Statements.

PGIM Jennison Blend Fund	13

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Tandem Diabetes Care, Inc.*	22,539	$1,682,762
Zimmer Biomet Holdings, Inc.	58,529	7,968,723

		23,187,249

Health Care Providers & Services 1.8%
Acadia Healthcare Co., Inc.*(a)	48,062	1,422,635
Amedisys, Inc.*	6,875	1,196,319
Ensign Group, Inc. (The)	16,163	719,254
Guardant Health, Inc.*(a)	15,050	1,308,748
HealthEquity, Inc.*	21,754	1,544,316
Laboratory Corp. of America Holdings*	38,736	6,805,528
Premier, Inc. (Class A Stock)*	25,168	740,694
Select Medical Holdings Corp.*	72,531	1,736,392

		15,473,886

Health Care Technology 1.0%
HMS Holdings Corp.*	20,850	478,925
Livongo Health, Inc.*(a)	63,724	1,593,737
Omnicell, Inc.*	5,907	481,243
Tabula Rasa HealthCare, Inc.*(a)	37,125	2,085,311
Teladoc Health, Inc.*(a)	33,196	4,148,172

		8,787,388

Hotels, Restaurants & Leisure 1.7%
BJ’s Restaurants, Inc.	15,651	515,700
Denny’s Corp.*	71,044	1,236,876
Everi Holdings, Inc.*	69,537	723,185
McDonald’s Corp.	23,413	4,546,102
Penn National Gaming, Inc.*	73,550	2,174,874
Planet Fitness, Inc. (Class A Stock)*	34,752	2,345,412
Texas Roadhouse, Inc.	12,766	717,705
Wingstop, Inc.	26,341	2,224,497

		14,484,351

Household Durables 0.4%
Helen of Troy Ltd.*	2,424	398,990
KB Home	32,892	1,071,950
Taylor Morrison Home Corp.*	43,055	969,599
TRI Pointe Group, Inc.*	53,862	825,705

		3,266,244

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners LP	58,474	$3,372,196

Insurance 1.9%
Axis Capital Holdings Ltd.	16,997	953,872
Chubb Ltd.	49,698	7,207,701
Goosehead Insurance, Inc. (Class A Stock)(a)	38,465	2,086,341
MetLife, Inc.	139,639	5,965,378
ProSight Global, Inc.*	35,107	470,434

		16,683,726

Interactive Media & Services 4.2%
Alphabet, Inc. (Class A Stock)*	11,875	15,903,594
Alphabet, Inc. (Class C Stock)*	7,889	10,565,974
Facebook, Inc. (Class A Stock)*	51,711	9,952,816

		36,422,384

Internet & Direct Marketing Retail 3.8%
Alibaba Group Holding Ltd. (China), ADR*	56,873	11,829,584
Amazon.com, Inc.*	11,269	21,227,979

		33,057,563

IT Services 6.9%
Adyen NV (Netherlands), 144A*	9,706	8,528,243
EVERTEC, Inc. (Puerto Rico)	27,054	802,963
Evo Payments, Inc. (Class A Stock)*	33,025	834,872
FleetCor Technologies, Inc.*	11,789	3,133,398
InterXion Holding NV (Netherlands)*	19,659	1,668,853
KBR, Inc.	49,101	1,274,662
LiveRamp Holdings, Inc.*	32,644	1,156,903
Mastercard, Inc. (Class A Stock)	45,036	13,071,699
MAXIMUS, Inc.	18,865	1,188,872
PayPal Holdings, Inc.*	41,684	4,501,455
Shopify, Inc. (Canada) (Class A Stock)*	16,029	7,426,396
Square, Inc. (Class A Stock)*	23,296	1,941,256
Twilio, Inc. (Class A Stock)*	38,589	4,346,665
Visa, Inc. (Class A Stock)	58,867	10,699,666

		60,575,903

Life Sciences Tools & Services 0.7%
Illumina, Inc.*	10,327	2,743,574

See Notes to Financial Statements.

PGIM Jennison Blend Fund	15

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)
Medpace Holdings, Inc.*	9,318	$838,061
Syneos Health, Inc.*	34,220	2,167,837

		5,749,472

Machinery 1.6%
CIRCOR International, Inc.*	35,417	1,274,304
Enerpac Tool Group Corp.	77,146	1,648,610
Federal Signal Corp.	36,420	1,056,180
Kennametal, Inc.	41,247	1,146,667
Mueller Water Products, Inc. (Class A Stock)	118,672	1,299,458
NN, Inc.	108,725	842,619
RBC Bearings, Inc.*	2,831	484,639
Rexnord Corp.	116,577	3,399,385
Trinity Industries, Inc.	70,515	1,434,980
Wabash National Corp.(a)	45,128	495,505
Welbilt, Inc.*	88,355	1,168,053
		14,250,400

Media 1.0%
Cardlytics, Inc.*	29,857	2,370,347
Comcast Corp. (Class A Stock)	122,687	4,960,236
Gray Television, Inc.*	19,748	373,632
TEGNA, Inc.	48,744	698,014

		8,402,229

Metals & Mining 0.2%
Sandstorm Gold Ltd. (Canada)*(a)	265,046	1,571,723

Mortgage Real Estate Investment Trusts (REITs) 0.5%
MFA Financial, Inc.	492,358	3,559,748
Ready Capital Corp.	37,167	538,922

		4,098,670

Multiline Retail 0.0%
Big Lots, Inc.	20,515	324,342

Multi-Utilities 0.7%
Avista Corp.	10,089	475,696
Black Hills Corp.	9,253	668,067

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
Dominion Energy, Inc.	52,324	$4,090,690
NorthWestern Corp.	7,633	536,905

		5,771,358

Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	82,035	7,657,147
Noble Energy, Inc.	118,788	1,880,414
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	65,049	2,864,107
WPX Energy, Inc.*	376,893	3,516,412

		15,918,080

Paper & Forest Products 0.1%
Schweitzer-Mauduit International, Inc.	15,565	524,852

Personal Products 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	32,688	6,001,517

Pharmaceuticals 4.5%
AstraZeneca PLC (United Kingdom), ADR	355,707	15,579,967
Bristol-Myers Squibb Co.	72,508	4,282,322
Eli Lilly & Co.	88,286	11,135,513
Horizon Therapeutics PLC*	123,752	4,234,793
Intersect ENT, Inc.*	83,552	1,993,551
Prestige Consumer Healthcare, Inc.*	32,310	1,207,102
Revance Therapeutics, Inc.*	40,663	940,129

		39,373,377

Professional Services 0.7%
CBIZ, Inc.*	30,080	783,283
FTI Consulting, Inc.*	9,137	1,028,735
Huron Consulting Group, Inc.*	27,857	1,653,034
Korn Ferry	66,974	2,342,751

		5,807,803

Real Estate Management & Development 0.1%
Kennedy-Wilson Holdings, Inc.	39,058	789,362

Road & Rail 1.8%
Saia, Inc.*	44,717	3,904,241
TFI International, Inc. (Canada)	33,462	1,038,995

See Notes to Financial Statements.

PGIM Jennison Blend Fund	17

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
Uber Technologies, Inc.*	149,495	$5,063,396
Union Pacific Corp.	38,092	6,087,483

		16,094,115

Semiconductors & Semiconductor Equipment 4.5%
Amkor Technology, Inc.*	106,976	1,116,294
Broadcom, Inc.	30,846	8,409,236
Brooks Automation, Inc.	55,058	1,900,052
Inphi Corp.*	39,983	2,985,131
Lattice Semiconductor Corp.*	19,122	343,240
MaxLinear, Inc.*	105,613	1,632,777
Monolithic Power Systems, Inc.	9,944	1,577,516
NVIDIA Corp.	44,228	11,944,656
QUALCOMM, Inc.	40,737	3,189,707
Texas Instruments, Inc.	39,900	4,554,186
Tower Semiconductor Ltd. (Israel)*	73,393	1,450,980

		39,103,775

Software 9.2%
Adobe, Inc.*	30,817	10,635,563
Coupa Software, Inc.*	29,935	4,482,766
CyberArk Software Ltd.*(a)	34,156	3,576,133
Everbridge, Inc.*(a)	29,795	3,148,140
HubSpot, Inc.*	25,591	4,592,305
LivePerson, Inc.*(a)	15,725	416,083
Microsoft Corp.	158,161	25,623,664
Proofpoint, Inc.*	23,106	2,464,255
Q2 Holdings, Inc.*(a)	34,234	2,580,217
salesforce.com, Inc.*	70,850	12,072,840
SAP SE (Germany), ADR(a)	41,098	5,078,480
Varonis Systems, Inc.*	31,963	2,564,072
Workday, Inc. (Class A Stock)*	21,418	3,710,668

		80,945,186

Specialty Retail 2.3%
Advance Auto Parts, Inc.	13,368	1,777,677
American Eagle Outfitters, Inc.	48,378	623,109
Asbury Automotive Group, Inc.*	8,865	785,793
Boot Barn Holdings, Inc.*	72,013	2,208,639
Five Below, Inc.*	17,366	1,683,634
Hudson Ltd. (Class A Stock)*	89,901	836,978
Lowe’s Cos., Inc.	48,178	5,134,329

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Monro, Inc.	27,391	$1,537,183
National Vision Holdings, Inc.*	28,906	1,006,507
Ross Stores, Inc.	41,698	4,535,908

		20,129,757

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	87,681	23,968,478

Textiles, Apparel & Luxury Goods 3.3%
adidas AG (Germany)	15,973	4,439,804
G-III Apparel Group Ltd.*	27,525	615,459
Kering SA (France)	10,281	5,780,200
Kontoor Brands, Inc.	18,908	637,956
Lululemon Athletica, Inc.*	32,580	7,083,218
NIKE, Inc. (Class B Stock)	73,175	6,540,381
Steven Madden Ltd.	103,650	3,389,355

		28,486,373

Thrifts & Mortgage Finance 0.2%
Essent Group Ltd.	14,608	637,493
Flagstar Bancorp, Inc.	16,719	533,002
Radian Group, Inc.	41,341	878,083

		2,048,578

Tobacco 0.0%
Vector Group Ltd.(a)	30,789	357,768

Trading Companies & Distributors 0.5%
BMC Stock Holdings, Inc.*	24,677	605,327
MRC Global, Inc.*	50,084	435,731
United Rentals, Inc.*	21,997	2,914,162

		3,955,220

Water Utilities 0.0%
American States Water Co.	5,523	423,007

TOTAL LONG-TERM INVESTMENTS (cost $623,864,013)		856,395,353

See Notes to Financial Statements.

PGIM Jennison Blend Fund	19

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
SHORT-TERM INVESTMENTS 6.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	17,706,901	$17,706,901
PGIM Institutional Money Market Fund (cost $41,858,016; includes $41,805,988 of cash collateral for securities on loan)(b)(w)	41,859,266	41,859,267

TOTAL SHORT-TERM INVESTMENTS (cost $59,564,917)		59,566,168

TOTAL INVESTMENTS 104.7% (cost $683,428,930)		915,961,521

Liabilities in excess of other assets (4.7)%		(40,858,897)

NET ASSETS 100.0%		$875,102,624

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,561,341; cash collateral of $41,805,988 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)

Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (w) PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

20

The following is a summary of the inputs used as of February 29, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense.	$11,229,397	$9,456,081	$—
Auto Components	1,591,662	—	—
Automobiles.	10,467,354	—	—
Banks	74,746,209	—	—
Beverages	5,376,003	—	—
Biotechnology	14,934,849	—	—
Building Products	11,931,802	—	—
Capital Markets	13,532,460	—	—
Chemicals	15,623,559	—	—
Commercial Services & Supplies	7,326,819	—	—
Construction & Engineering	2,489,330	—	—
Construction Materials	4,429,210	—	—
Consumer Finance	8,798,734	—	—
Diversified Consumer Services	562,187	—	—
Diversified Telecommunication Services	9,726,508	—	—
Electric Utilities	14,355,911	—	—
Electrical Equipment.	5,187,819	—	—
Electronic Equipment, Instruments & Components	5,629,591	—	—
Energy Equipment & Services	4,466,511	—	—
Entertainment.	20,268,439	—	—
Equity Real Estate Investment Trusts (REITs)	29,993,929	—	—
Food & Staples Retailing	19,199,085	—	—
Food Products	14,625,010	—	—
Gas Utilities	1,040,562	—	—
Health Care Equipment & Supplies	23,187,249	—	—
Health Care Providers & Services.	15,473,886	—	—
Health Care Technology	8,787,388	—	—
Hotels, Restaurants & Leisure	14,484,351	—	—
Household Durables.	3,266,244	—	—
Independent Power & Renewable Electricity Producers	3,372,196	—	—
Insurance	16,683,726	—	—
Interactive Media & Services.	36,422,384	—	—
Internet & Direct Marketing Retail	33,057,563	—	—
IT Services	52,047,660	8,528,243	—
Life Sciences Tools & Services.	5,749,472	—	—
Machinery	14,250,400	—	—
Media	8,402,229	—	—
Metals & Mining	1,571,723	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,098,670	—	—
Multiline Retail	324,342	—	—
Multi-Utilities	5,771,358	—	—
Oil, Gas & Consumable Fuels	15,918,080	—	—
Paper & Forest Products	524,852	—	—
Personal Products	6,001,517	—	—
Pharmaceuticals	39,373,377	—	—

See Notes to Financial Statements.

PGIM Jennison Blend Fund	21

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Professional Services	$5,807,803	$—	$—
Real Estate Management & Development	789,362	—	—
Road & Rail	16,094,115	—	—
Semiconductors & Semiconductor Equipment	39,103,775	—	—
Software	80,945,186	—	—
Specialty Retail.	20,129,757	—	—
Technology Hardware, Storage & Peripherals	23,968,478	—	—
Textiles, Apparel & Luxury Goods	18,266,369	10,220,004	—
Thrifts & Mortgage Finance	2,048,578	—	—
Tobacco.	357,768	—	—
Trading Companies & Distributors.	3,955,220	—	—
Water Utilities	423,007	—	—
Affiliated Mutual Funds	59,566,168	—	—

Total	$887,757,193	$28,204,328	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2020 were as follows:

Software	9.2%
Banks	8.5
IT Services	6.9
Affiliated Mutual Funds (4.8% represents investments purchased with collateral from securities on loan)	6.8
Pharmaceuticals	4.5
Semiconductors & Semiconductor Equipment	4.5
Interactive Media & Services	4.2
Internet & Direct Marketing Retail	3.8
Equity Real Estate Investment Trusts (REITs)	3.4
Textiles, Apparel & Luxury Goods	3.3
Technology Hardware, Storage & Peripherals	2.7
Health Care Equipment & Supplies	2.6
Aerospace & Defense	2.4
Entertainment	2.3
Specialty Retail	2.3
Food & Staples Retailing	2.2
Insurance	1.9
Road & Rail	1.8
Oil, Gas & Consumable Fuels	1.8
Chemicals	1.8
Health Care Providers & Services	1.8
Biotechnology	1.7%
Food Products	1.7
Hotels, Restaurants & Leisure	1.7
Electric Utilities	1.6
Machinery	1.6
Capital Markets	1.5
Building Products	1.4
Automobiles	1.2
Diversified Telecommunication Services	1.1
Consumer Finance	1.0
Health Care Technology	1.0
Media	1.0
Commercial Services & Supplies	0.8
Personal Products	0.7
Professional Services	0.7
Multi-Utilities	0.7
Life Sciences Tools & Services	0.7
Electronic Equipment, Instruments & Components	0.6
Beverages	0.6
Electrical Equipment	0.6
Energy Equipment & Services	0.5
Construction Materials	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.5

See Notes to Financial Statements.

22

Industry Classification (continued):

Trading Companies & Distributors	0.5%
Independent Power & Renewable Electricity Producers	0.4
Household Durables	0.4
Construction & Engineering	0.3
Thrifts & Mortgage Finance	0.2
Auto Components	0.2
Metals & Mining	0.2
Gas Utilities	0.1
Real Estate Management & Development	0.1
Diversified Consumer Services	0.1
Paper & Forest Products	0.1
Water Utilities	0.0	*%
Tobacco	0.0	*
Multiline Retail	0.0	*

	104.7
Liabilities in excess of other assets	(4.7)

	100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$39,561,341	$(39,561,341)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Blend Fund	23

Statement of Assets & Liabilities (unaudited)

as of February 29, 2020

Assets
Investments at value, including securities on loan of $39,561,341:
Unaffiliated investments (cost $623,864,013)	$856,395,353
Affiliated investments (cost $59,564,917)	59,566,168
Cash	25
Receivable for investments sold	10,047,578
Dividends receivable	1,505,008
Receivable for Fund shares sold	604,078
Tax reclaim receivable	87,480
Prepaid expenses and other assets	13,856

Total Assets	928,219,546

Liabilities
Payable to broker for collateral for securities on loan	41,805,988
Payable for investments purchased	8,709,264
Payable for Fund shares reacquired	1,559,324
Management fee payable	372,816
Accrued expenses and other liabilities	288,937
Distribution fee payable	229,467
Affiliated transfer agent fee payable	150,778
Dividends payable	348

Total Liabilities	53,116,922

Net Assets	$875,102,624

Net assets were comprised of:
Common stock, at par	$464,091
Paid-in capital in excess of par	617,750,750
Total distributable earnings (loss)	256,887,783

Net assets, February 29, 2020	$875,102,624

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share, ($836,810,272 ÷ 44,318,559 shares of common stock issued and outstanding)	$18.88
Maximum sales charge (5.50% of offering price)	1.10

Maximum offering price to public	$19.98

Class B
Net asset value, offering price and redemption price per share,
($2,335,452 ÷ 143,252 shares of common stock issued and outstanding)	$16.30

Class C
Net asset value, offering price and redemption price per share,
($5,556,535 ÷ 340,019 shares of common stock issued and outstanding)	$16.34

Class Z
Net asset value, offering price and redemption price per share,
($30,388,921 ÷ 1,606,644 shares of common stock issued and outstanding)	$18.91

Class R6
Net asset value, offering price and redemption price per share,
($11,444 ÷ 605 shares of common stock issued and outstanding)	$18.92

See Notes to Financial Statements.

PGIM Jennison Blend Fund	25

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $27,633 foreign withholding tax)	$6,845,927
Affiliated dividend income	149,393
Income from securities lending, net (including affiliated income of $39,856)	73,484

Total income	7,068,804

Expenses
Management fee	2,294,177
Distribution fee(a)	1,393,155
Transfer agent’s fees and expenses (including affiliated expense of $336,706)(a)	652,317
Custodian and accounting fees	63,215
Registration fees(a)	45,051
Shareholders’ reports	39,878
Legal fees and expenses	12,644
Audit fee	11,978
Directors’ fees	11,146
Miscellaneous	14,864

Total expenses	4,538,425
Less: Fee waiver and/or expense reimbursement(a)	(38,539)

Net expenses	4,499,886

Net investment income (loss)	2,568,918

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,140))	41,571,574
Foreign currency transactions	(18,690)

41,552,884

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,751))	(23,714,465)
Foreign currencies	(836)

(23,715,301)

Net gain (loss) on investment and foreign currency transactions	17,837,583

Net Increase (Decrease) In Net Assets Resulting From Operations	$20,406,501

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	1,347,522	15,215	30,418	—	—
Transfer agent’s fees and expenses	598,980	27,583	8,016	17,706	32
Registration fees	10,369	7,902	8,916	8,913	8,951
Fee waiver and/or expense reimbursement	—	(29,567)	—	—	(8,972)

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2020	Year Ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,568,918	$3,954,280
Net realized gain (loss) on investment and foreign currency transactions	41,552,884	57,199,733
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(23,715,301)	(114,324,278)

Net increase (decrease) in net assets resulting from operations	20,406,501	(53,170,265)

Dividends and Distributions
Distributions from distributable earnings
Class A	(59,618,022)	(92,129,965)
Class B	(216,019)	(596,093)
Class C	(422,953)	(2,005,676)
Class Z	(2,232,703)	(3,441,203)
Class R6	(823)	(1,135)

	(62,490,520)	(98,174,072)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,596,527	11,660,762
Net asset value of shares issued in reinvestment of dividends and distributions	61,190,828	96,263,221
Cost of shares reacquired	(59,497,415)	(108,391,089)

Net increase (decrease) in net assets from Fund share transactions	8,289,940	(467,106)

Total increase (decrease)	(33,794,079)	(151,811,443)

Net Assets:
Beginning of period	908,896,703	1,060,708,146

End of period	$875,102,624	$908,896,703

See Notes to Financial Statements.

PGIM Jennison Blend Fund	27

Notes to Financial Statements (unaudited)

Prudential Jennison Blend Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. PGIM Jennison Blend Fund (the “Fund”) is the sole series of the Company.

The investment objective of the Fund is long-term capital growth.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 – Fair Value Measurements and Disclosures.

28

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net

PGIM Jennison Blend Fund	29

Notes to Financial Statements (unaudited) (continued)

assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses)

30

realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM Jennison Blend Fund	31

Notes to Financial Statements (unaudited) (continued)

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

32

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $500 million, 0.475% of the next $500 million of the Fund’s average daily net assets and 0.45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.49% for the reporting period ended February 29, 2020.

The Manager has contractually agreed, through December 31, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.91% of average daily net assets for Class B shares and 0.68% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year

PGIM Jennison Blend Fund	33

Notes to Financial Statements (unaudited) (continued)

during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

For the reporting period ended February 29, 2020, PIMS received $142,164 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended February 29, 2020, PIMS received $0, $346 and $353 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from

34

such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended February 29, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2020, were $217,500,493 and $269,474,219, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 29, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$14,812,772	$73,519,982	$70,625,853	$—	$—	$17,706,901	17,706,901	$149,393
PGIM Institutional Money Market Fund*
33,860,232	139,513,626	131,510,700	(1,751)	(2,140)	41,859,267	41,859,266	39,856	**

$48,673,004	$213,033,608	$202,136,553	$(1,751)	$(2,140)	$59,566,168		$189,249

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

PGIM Jennison Blend Fund	35

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2020 were as follows:

Tax Basis	$688,097,537

Gross Unrealized Appreciation	260,395,852
Gross Unrealized Depreciation	(32,531,868)

Net Unrealized Appreciation	$227,863,984

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

36

The Company is authorized to issue 1 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	200,000,000
Class B	5,000,000
Class C	25,000,000
Class Z	340,000,000
Class T	100,000,000
Class R6	330,000,000

The Fund currently does not have any Class T shares outstanding.

As of February 29, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	28,654	—	%*
Class R6	605	100%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	2	32%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2020:
Shares sold	284,448	$5,896,379
Shares issued in reinvestment of dividends and distributions	2,917,587	58,380,917
Shares reacquired	(2,707,040)	(55,588,946)

Net increase (decrease) in shares outstanding before conversion	494,995	8,688,350
Shares issued upon conversion from other share class(es)	78,789	1,621,178
Shares reacquired upon conversion into other share class(es)	(103,307)	(2,103,366)

Net increase (decrease) in shares outstanding	470,477	$8,206,162

Year ended August 31, 2019:
Shares sold	485,039	$9,482,558
Shares issued in reinvestment of dividends and distributions	4,978,827	90,366,080
Shares reacquired	(4,949,114)	(97,595,061)

Net increase (decrease) in shares outstanding before conversion	514,752	2,253,577
Shares issued upon conversion from other share class(es)	692,715	13,888,076
Shares reacquired upon conversion into other share class(es)	(175,039)	(3,520,709)

Net increase (decrease) in shares outstanding	1,032,428	$12,620,944

PGIM Jennison Blend Fund	37

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended February 29, 2020:
Shares sold	3,513	$61,912
Shares issued in reinvestment of dividends and distributions	12,496	216,429
Shares reacquired	(11,755)	(212,388)

Net increase (decrease) in shares outstanding before conversion	4,254	65,953
Shares reacquired upon conversion into other share class(es)	(50,633)	(911,632)

Net increase (decrease) in shares outstanding	(46,379)	$(845,679)

Year ended August 31, 2019:
Shares sold	3,635	$67,094
Shares issued in reinvestment of dividends and distributions	37,192	592,482
Shares reacquired	(28,345)	(485,634)

Net increase (decrease) in shares outstanding before conversion	12,482	173,942
Shares reacquired upon conversion into other share class(es)	(129,194)	(2,226,648)

Net increase (decrease) in shares outstanding	(116,712)	$(2,052,706)

Class C
Six months ended February 29, 2020:
Shares sold	15,947	$284,636
Shares issued in reinvestment of dividends and distributions	24,008	416,777
Shares reacquired	(35,312)	(620,228)

Net increase (decrease) in shares outstanding before conversion	4,643	81,185
Shares reacquired upon conversion into other share class(es)	(37,067)	(656,703)

Net increase (decrease) in shares outstanding	(32,424)	$(575,518)

Year ended August 31, 2019:
Shares sold	88,980	$1,462,441
Shares issued in reinvestment of dividends and distributions	123,109	1,968,514
Shares reacquired	(152,163)	(2,549,931)

Net increase (decrease) in shares outstanding before conversion	59,926	881,024
Shares reacquired upon conversion into other share class(es)	(656,743)	(11,617,432)

Net increase (decrease) in shares outstanding	(596,817)	$(10,736,408)

Class Z
Six months ended February 29, 2020:
Shares sold	17,273	$353,600
Shares issued in reinvestment of dividends and distributions	108,577	2,175,882
Shares reacquired	(148,186)	(3,075,853)

Net increase (decrease) in shares outstanding before conversion	(22,336)	(546,371)
Shares issued upon conversion from other share class(es)	109,148	2,227,463
Shares reacquired upon conversion into other share class(es)	(8,705)	(176,940)

Net increase (decrease) in shares outstanding	78,107	$1,504,152

Year ended August 31, 2019:
Shares sold	32,563	$648,669
Shares issued in reinvestment of dividends and distributions	183,545	3,335,010
Shares reacquired	(405,391)	(7,760,463)

Net increase (decrease) in shares outstanding before conversion	(189,283)	(3,776,784)
Shares issued upon conversion from other share class(es)	194,507	3,912,614
Shares reacquired upon conversion into other share class(es)	(22,137)	(435,901)

Net increase (decrease) in shares outstanding	(16,913)	$(300,071)

38

Class R6	Shares	Amount
Six months ended February 29, 2020:
Shares issued in reinvestment of dividends and distributions	41	$823

Net increase (decrease) in shares outstanding	41	$823

Year ended August 31, 2019:
Shares issued in reinvestment of dividends and distributions	63	$1,135

Net increase (decrease) in shares outstanding	63	$1,135

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$1,222,500,000*	$900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the

PGIM Jennison Blend Fund	39

Notes to Financial Statements (unaudited) (continued)

equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

10. Subsequent Event

Subsequent to February 29, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

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There are meaningful direct and indirect effects developing particularly with companies in which we invest, which have adversely impacted the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

PGIM Jennison Blend Fund	41

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29, 2020		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.81		$23.31	$21.09	$19.19	$20.82	$23.71
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.09	0.08	0.06	0.09	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.41		(1.39)	4.07	3.12	0.48	(0.41)
Total from investment operations	0.47		(1.30)	4.15	3.18	0.57	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.09)	(0.02)	(0.17)	(0.04)	(0.04)
Distributions from net realized gains	(1.30)		(2.11)	(1.91)	(1.11)	(2.16)	(2.52)
Total dividends and distributions	(1.40)		(2.20)	(1.93)	(1.28)	(2.20)	(2.56)
Net asset value, end of period	$18.88		$19.81	$23.31	$21.09	$19.19	$20.82
Total Return(b):	1.99%		(4.69)%	20.90%	17.31%	2.96%	(1.54)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$837		$869	$998	$912	$874	$950
Average net assets (in millions)	$903		$889	$960	$890	$884	$1,029
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.96%	(e)	0.96%	0.93%	0.97%	0.98%	0.96%
Expenses before waivers and/or expense reimbursement	0.96%	(e)	0.96%	0.93%	0.97%	0.98%	0.96%
Net investment income (loss)	0.55%	(e)	0.43%	0.36%	0.30%	0.48%	0.37%
Portfolio turnover rate(f)	24%		50%	50%	53%	53%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class B Shares
	Six Months Ended February 29, 2020		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.27		$20.72	$19.09	$17.50	$19.26	$22.23
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.09)	(0.12)	(0.07)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.37		(1.25)	3.66	2.83	0.44	(0.38)
Total from investment operations	0.33		(1.34)	3.54	2.76	0.40	(0.45)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.06)	-	-
Distributions from net realized gains	(1.30)		(2.11)	(1.91)	(1.11)	(2.16)	(2.52)
Total dividends and distributions	(1.30)		(2.11)	(1.91)	(1.17)	(2.16)	(2.52)
Net asset value, end of period	$16.30		$17.27	$20.72	$19.09	$17.50	$19.26
Total Return(b):	1.48%		(5.55)%	19.78%	16.45%	2.24%	(2.23)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2		$3	$6	$8	$10	$15
Average net assets (in millions)	$3		$4	$7	$9	$12	$18
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.91%	(e)	1.91%	1.91%	1.67%	1.68%	1.66%
Expenses before waivers and/or expense reimbursement	3.85%	(e)	3.22%	2.43%	1.67%	1.68%	1.66%
Net investment income (loss)	(0.43)%	(e)	(0.52)%	(0.62)%	(0.39)%	(0.22)%	(0.32)%
Portfolio turnover rate(f)	24%		50%	50%	53%	53%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund	43

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 29, 2020		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.32		$20.77	$19.10	$17.50	$19.27	$22.23
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.08)	(0.08)	(0.07)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.37		(1.26)	3.66	2.84	0.43	(0.37)
Total from investment operations	0.32		(1.34)	3.58	2.77	0.39	(0.44)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.06)	-	-
Distributions from net realized gains	(1.30)		(2.11)	(1.91)	(1.11)	(2.16)	(2.52)
Total dividends and distributions	(1.30)		(2.11)	(1.91)	(1.17)	(2.16)	(2.52)
Net asset value, end of period	$16.34		$17.32	$20.77	$19.10	$17.50	$19.27
Total Return(b):	1.42%		(5.60)%	19.99%	16.51%	2.18%	(2.19)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$6	$20	$20	$20	$23
Average net assets (in millions)	$6		$14	$20	$20	$22	$25
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.08%	(e)	1.81%	1.70%	1.67%	1.68%	1.66%
Expenses before waivers and/or expense reimbursement	2.08%	(e)	1.81%	1.70%	1.67%	1.68%	1.66%
Net investment income (loss)	(0.58)%	(e)	(0.46)%	(0.41)%	(0.40)%	(0.22)%	(0.33)%
Portfolio turnover rate(f)	24%		50%	50%	53%	53%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended February 29, 2020		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.87		$23.38	$21.13	$19.22	$20.86	$23.76
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.14	0.14	0.12	0.15	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.42		(1.39)	4.08	3.12	0.48	(0.42)
Total from investment operations	0.50		(1.25)	4.22	3.24	0.63	(0.27)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.15)	(0.06)	(0.22)	(0.11)	(0.11)
Distributions from net realized gains	(1.30)		(2.11)	(1.91)	(1.11)	(2.16)	(2.52)
Total dividends and distributions	(1.46)		(2.26)	(1.97)	(1.33)	(2.27)	(2.63)
Net asset value, end of period	$18.91		$19.87	$23.38	$21.13	$19.22	$20.86
Total Return(b):	2.09%		(4.42)%	21.24%	17.67%	3.24%	(1.27)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$30		$30	$36	$32	$33	$45
Average net assets (in millions)	$32		$31	$34	$30	$37	$43
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.69%	(e)	0.69%	0.66%	0.67%	0.68%	0.66%
Expenses before waivers and/or expense reimbursement	0.69%	(e)	0.69%	0.66%	0.67%	0.68%	0.66%
Net investment income (loss)	0.82%	(e)	0.70%	0.64%	0.60%	0.77%	0.67%
Portfolio turnover rate(f)	24%		50%	50%	53%	53%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund	45

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 29, 2020		Year Ended August 31, 2019	October 26, 2017(a) through August 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.87		$23.38	$21.85
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.14	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.43		(1.39)	3.37
Total from investment operations	0.51		(1.25)	3.50
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.15)	(0.06)
Distributions from net realized gains	(1.30)		(2.11)	(1.91)
Total dividends and distributions	(1.46)		(2.26)	(1.97)
Net asset value, end of period	$18.92		$19.87	$23.38
Total Return(c):	2.15%		(4.42)%	17.25%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11		$11	$12
Average net assets (in thousands)	$12		$11	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.68%	(e)	0.68%	0.66%	(e)
Expenses before waivers and/or expense reimbursement	151.03%	(e)	165.48%	218.39%	(e)
Net investment income (loss)	0.82%	(e)	0.71%	0.68%	(e)
Portfolio turnover rate(f)	24%		50%	50%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Blend Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON BLEND FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX	PBQQX
CUSIP	74441T108	74441T207	74441T306	74441T405	74441T603

MF101E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	April 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	April 20, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	April 20, 2020